CONSOLIDATED STATEMENTS OF INCOME (Paranthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
General and Administrative Expense [Member]
Reclassification Earnout Liability	$ 3,816	$ 2,246